WARRANTS	3 Months Ended
Mar. 31, 2019
Warrants [Abstract]
WARRANTS
13.	WARRANTS

		Weighted
	Number of	Average
	Warrants	Exercise Price
		$
Balance at December 31, 2017	9,707,677	0.80

Issued in January 2018	3,000,000	6.00
Issued in February 2018	3,000,000	7.00
Issued in May 2018	4,000,000	5.20
Exercised	(8,239,863)	2.65
Expired	(3,056,050)	6.91
Balance at December 31, 2018	8,411,764	2.92

Balance at March 31, 2019	8,411,764	2.92

Expire:
November 2021	4,411,764	0.85
November 2019	4,000,000	5.20
Balance at March 31, 2019	8,411,764	2.92